Debt (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Debt Instrument [Line Items]
Summary of Outstanding Debt
The following summarizes debt outstanding:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,180	$1,180	$940	$940
11.75% senior notes due 2017	41	44	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	755	750	742
6.25% senior notes due November 2019	1,800	1,802	—	—
8.625% senior notes due 2020	1,300	1,414	1,300	1,406
7.75% senior notes due 2021	1,000	1,061	1,000	1,036
Less current maturities	—	—	—	—
	6,085	$6,271	4,045	$4,186
Unamortized discount	(47)		(51)
Total debt, net of discount	$6,038		$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.